Trade and other payables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
Trade and other payables

(in thousands of USD)	December 31, 2017	December 31, 2016
Advances received on contracts in progress, between 1 and 5 years	539	533
Total non-current other payables	539	533
Trade payables	19,274	18,107
Accrued payroll	3,596	2,581
Dividends payable	160	7
Accrued expenses	22,518	29,245
Accrued interest	1,762	1,150
Deferred income	10,020	13,746
Other payables	4,025	5,023
Total current trade and other payables	61,355	69,859

The decrease in accrued expenses is mainly related to the settlement in 2017 of the accrued profit split of the VLCC KHK Vision and the accrued TC-in cost of the Suezmax Suez Hans, lower accruals of spot related voyage expenses and lower bonus accruals.

Other payables are mainly related to the deferred gain of USD 5.0 million which was the difference between the fair value and the sale price of the four VLCCs of the sale and leaseback entered into on December 16, 2016. This excess was deferred and is being amortized over the duration of the lease, i.e. 5 years (see Note 19).